SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
14	SUBSEQUENT EVENTS

On November 2, 2022, the Company conducted its 2022 annual meeting of stockholders.

At the Annual Meeting, the Company’s stockholders (i) elected each of William D. Corbett, Richard Rosenblum, Madisson Corbett, Clifford Henry and David Rios as directors’ of the Company until the next annual meeting or until their successors shall be elected and qualified, (ii) ratified the appointment of RBSM LLP as the Company’s independent registered public accounting firm for fiscal year ended December 31, 2022, (iii) approved an amendment to the Company’s Articles of Incorporation to effect a reverse stock split of the issued and outstanding shares of common stock at a ratio (to be determined in the discretion of the Company’s Board during a two year period ending on November 2, 2024) within a range of one (1) share of Common Stock for every two (2) to thirty (30) shares of Common Stock, and (iv) approved a potential adjournment of the annual meeting,

The Company’s stockholders did not approve the proposed amendment to the Company’s Articles of Incorporation to provide the board of directors with the authority to, at its discretion, fix by resolution or resolutions, the designations, rights and privileges of the Company’s authorized preferred stock.

Other than the above, the Company has evaluated subsequent events through the date the financial statements were issued, and did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

17	SUBSEQUENT EVENTS

Convertible note funding

On February 3, 2022, the Company extended the maturity date of its convertible notes to each of Cavalry and Mercer from February 16, 2022 to August 16, 2022 in consideration of increasing the principal amount outstanding and due to each of Cavalry and Mercer under the convertible notes by 10%. The aggregate principal amount of each of the Cavalry and Mercer Notes after extension is $866,242.

On February 4, 2022, the Company paid in full the convertible note owing to Bellridge including interest and penalties thereon for gross proceeds of $1,235,313.

Other than disclosed above, the Company has evaluated subsequent events through the date the consolidated financial statements were available to be issued and has concluded that no such events or transactions took place that would require disclosure herein.